SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 87,603	$ 63,166
Capitalized share-based compensation expense	1,055	648
Total share-based compensation	88,658	63,814
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	3,406	3,116
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	43,347	23,193
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	19,205	18,068
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	$ 21,645	$ 18,789